Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade payables, gross
Trade payables, net	RM 816,366	$ 193,787
Third Parties [Member]
Trade payables, gross
Trade payables, net	RM 816,366	$ 193,787